Summary of Significant Accounting Policies - Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Deposit at banks in excess of Federal Deposit Insurance Corporation (FDIC) insured limits	$ 9.6	$ 2.3
Restricted cash	$ 0.1	$ 0.2